Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Women's Leadership Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity® Women's Leadership Fund
Trading Symbol	FWOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Advisor High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class Z
Trading Symbol	FGUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity Advisor Short Duration High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class I
Trading Symbol	FSFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Focused High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused High Income Fund
Class Name	Fidelity® Focused High Income Fund
Trading Symbol	FHIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 198,767,721
Holdings Count | shares	394
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$198,767,721
Number of Holdings	394
Portfolio Turnover	28%

Holdings [Text Block]	A 0.1 BBB 6.5 BB 57.3 B 28.6 CCC,CC,C 2.3 Not Rated 1.5 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 93.7 Bank Loan Obligations 1.5 Preferred Securities 0.9 Asset-Backed Securities 0.2 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) United States 87.3 Canada 4.1 United Kingdom 1.9 Australia 1.5 Ireland 0.7 Hong Kong 0.7 Panama 0.5 Guatemala 0.4 France 0.4 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 2.0 Hilton Domestic Operating Co Inc 1.9 Hess Midstream Operations LP 1.7 Royal Caribbean Cruises Ltd 1.4 OneMain Finance Corp 1.4 Iron Mountain Inc 1.3 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.3 Vistra Operations Co LLC 1.3 Yum! Brands Inc 1.2 Sirius XM Radio Inc 1.1 14.6
Fidelity SAI High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI High Income Fund
Class Name	Fidelity® SAI High Income Fund
Trading Symbol	FSHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 1,614,908,129
Holdings Count | shares	820
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,614,908,129
Number of Holdings	820
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.9 A 0.3 BBB 2.1 BB 34.5 B 34.6 CCC,CC,C 16.4 Not Rated 4.0 Equities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.6 Bank Loan Obligations 4.4 Common Stocks 2.4 U.S. Treasury Obligations 1.9 Preferred Securities 1.7 Alternative Funds 1.4 CMOs and Other Mortgage Related Securities 0.1 Asset-Backed Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) United States 81.2 Canada 4.1 United Kingdom 2.7 France 1.4 Germany 0.9 Luxembourg 0.9 Ireland 0.9 Tanzania 0.6 Switzerland 0.6 Others 6.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 1.9 CHS/Community Health Systems Inc 1.5 Fidelity Private Credit Company LLC 1.4 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 Mesquite Energy Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 TransDigm Inc 0.9 PG&E Corp 0.9 Cloud Software Group Inc 0.8 11.6
Fidelity Advisor Women's Leadership Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class M
Trading Symbol	FWOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Advisor High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class M
Trading Symbol	FGRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity Advisor Short Duration High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class M
Trading Symbol	FSEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Advisor High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class I
Trading Symbol	FGTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity® High Income Fund
Trading Symbol	SPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity Advisor High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class C
Trading Symbol	FGSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.69%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.69%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity U.S. Low Volatility Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Low Volatility Equity Fund
Class Name	Fidelity® U.S. Low Volatility Equity Fund
Trading Symbol	FULVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 42,811,441
Holdings Count | shares	138
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$42,811,441
Number of Holdings	138
Portfolio Turnover	58%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 19.3 Information Technology 18.2 Financials 15.1 Consumer Staples 12.9 Industrials 9.0 Communication Services 8.7 Utilities 5.1 Consumer Discretionary 4.1 Materials 3.0 Energy 2.5 Real Estate 1.0 Common Stocks 98.9 Domestic Equity Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) United States 97.9 United Kingdom 0.8 Germany 0.8 Japan 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Walmart Inc 1.2 CACI International Inc 1.2 Cboe Global Markets Inc 1.2 Exelixis Inc 1.2 Marsh & McLennan Cos Inc 1.1 The Travelers Companies, Inc. 1.1 Philip Morris International Inc 1.1 T-Mobile US Inc 1.1 Linde PLC 1.1 Southern Co/The 1.1 11.4
Fidelity Advisor Healthy Future Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class A
Trading Symbol	FAPJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	1.31%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Advisor Healthy Future Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class I
Trading Symbol	FAPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Advisor Women's Leadership Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class Z
Trading Symbol	FWOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Advisor Short Duration High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class Z
Trading Symbol	FIJWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Advisor Healthy Future Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class C
Trading Symbol	FAPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	2.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.06%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Advisor Short Duration High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class A
Trading Symbol	FSBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Advisor High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class A
Trading Symbol	FGQMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 2,767,692,910
Holdings Count | shares	926
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$2,767,692,910
Number of Holdings	926
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 A 0.3 BBB 2.5 BB 32.9 B 37.4 CCC,CC,C 15.4 Not Rated 3.9 Equities 3.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 86.1 Bank Loan Obligations 4.3 U.S. Treasury Obligations 2.5 Common Stocks 1.9 Preferred Securities 1.7 Alternative Funds 1.1 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 81.7 Canada 3.7 United Kingdom 2.4 France 1.3 Germany 0.9 Ireland 0.9 Luxembourg 0.9 Netherlands 0.7 Tanzania 0.6 Others 6.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 2.5 CHS/Community Health Systems Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.3 Fidelity Private Credit Company LLC 1.1 TransDigm Inc 1.1 MPT Operating Partnership LP / MPT Finance Corp 1.0 Tenet Healthcare Corp 0.9 Carnival Corp 0.9 Vistra Operations Co LLC 0.8 NRG Energy Inc 0.8 11.7
Fidelity Advisor Women's Leadership Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class I
Trading Symbol	FWMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Advisor Women's Leadership Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class C
Trading Symbol	FWOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.71%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Short Duration High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity® Short Duration High Income Fund
Trading Symbol	FSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Healthy Future Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity® Healthy Future Fund
Trading Symbol	FAPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Capital & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital & Income Fund
Class Name	Fidelity® Capital & Income Fund
Trading Symbol	FAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 13,387,526,690
Holdings Count | shares	745
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$13,387,526,690
Number of Holdings	745
Portfolio Turnover	18%

Holdings [Text Block]	BBB 5.6 BB 19.7 B 29.5 CCC,CC,C 6.6 Not Rated 2.5 Equities 23.4 Short-Term Investments and Net Other Assets (Liabilities) 12.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 51.7 Common Stocks 20.7 Bank Loan Obligations 9.4 Alternative Funds 2.7 Preferred Securities 2.7 Asset-Backed Securities 0.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 12.7 ASSET ALLOCATION (% of Fund's net assets) United States 90.9 Canada 2.2 United Kingdom 1.7 France 1.3 Netherlands 0.5 China 0.5 Australia 0.4 Luxembourg 0.4 Taiwan 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Private Credit Company LLC 2.7 TransDigm Inc 2.3 Ally Financial Inc 1.4 NVIDIA Corp 1.4 Energy Transfer LP 1.2 Tenet Healthcare Corp 1.1 Altice France SA 1.1 DISH Network Corp 1.1 Meta Platforms Inc Class A 1.1 LBM Acquisition LLC 1.1 14.5
Fidelity Advisor Healthy Future Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class M
Trading Symbol	FAPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	1.55%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.55%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Advisor Short Duration High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class C
Trading Symbol	FSDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Net Assets	$ 249,300,191
Holdings Count | shares	487
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$249,300,191
Number of Holdings	487
Portfolio Turnover	47%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 1.4 A 0.2 BBB 5.0 BB 32.0 B 44.2 CCC,CC,C 8.0 Not Rated 2.7 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 79.7 Bank Loan Obligations 11.5 U.S. Treasury Obligations 1.4 Preferred Securities 0.7 Common Stocks 0.2 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) United States 88.7 Canada 4.3 United Kingdom 1.8 Ireland 0.7 Australia 0.6 Germany 0.5 Grand Cayman (UK Overseas Ter) 0.4 Switzerland 0.4 Netherlands 0.3 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) TransDigm Inc 2.2 US Treasury Notes 1.4 Univision Communications Inc 1.2 DISH Network Corp 1.2 Carnival Corp 1.2 Royal Caribbean Cruises Ltd 1.1 CCO Holdings LLC / CCO Holdings Capital Corp 1.0 Venture Global LNG Inc 1.0 OneMain Finance Corp 0.9 Tenet Healthcare Corp 0.9 12.1
Fidelity Advisor Women's Leadership Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class A
Trading Symbol	FWOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Net Assets	$ 148,487,329
Holdings Count | shares	113
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$148,487,329
Number of Holdings	113
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.0 Financials 13.2 Health Care 13.0 Industrials 11.5 Consumer Discretionary 11.3 Communication Services 6.1 Materials 3.8 Consumer Staples 3.2 Energy 2.9 Real Estate 1.9 Utilities 1.0 Common Stocks 97.6 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) United States 93.8 China 1.3 Belgium 1.3 Australia 1.0 Germany 0.8 Italy 0.8 Canada 0.5 Norway 0.4 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 4.4 NVIDIA Corp 3.7 Microsoft Corp 3.6 Amazon.com Inc 2.6 Accenture Capital Inc Class A 2.1 Walt Disney Co/The 2.0 Salesforce Inc 1.8 Hologic Inc 1.7 JPMorgan Chase & Co 1.7 Progressive Corp/The 1.6 25.2
Fidelity Advisor Healthy Future Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class Z
Trading Symbol	FAPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
Net Assets	$ 12,720,521
Holdings Count | shares	69
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$12,720,521
Number of Holdings	69
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 33.0 Consumer Staples 20.4 Consumer Discretionary 14.5 Financials 12.3 Information Technology 9.8 Industrials 4.8 Real Estate 1.4 Communication Services 0.9 Utilities 0.9 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 83.7 United Kingdom 4.1 Hong Kong 3.0 Belgium 2.8 Japan 2.1 France 2.1 China 0.7 Germany 0.7 Switzerland 0.7 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.4 Procter & Gamble Co/The 5.5 Tesla Inc 4.6 Thermo Fisher Scientific Inc 3.8 Vertex Pharmaceuticals Inc 3.6 UnitedHealth Group Inc 3.5 Unilever PLC 3.5 Danaher Corp 3.4 Apollo Global Management Inc 3.0 AIA Group Ltd 3.0 42.3
Fidelity Series High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series High Income Fund
Class Name	Fidelity® Series High Income Fund
Trading Symbol	FSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,458,074,536
Holdings Count | shares	821
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,458,074,536
Number of Holdings	821
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 A 0.3 BBB 4.2 BB 31.4 B 36.6 CCC,CC,C 16.3 Not Rated 3.2 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.8 Bank Loan Obligations 4.7 Common Stocks 2.0 Alternative Funds 1.3 Preferred Securities 0.9 U.S. Treasury Obligations 0.5 CMOs and Other Mortgage Related Securities 0.3 Asset-Backed Securities 0.3 Fixed-Income Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) United States 85.4 Canada 3.5 United Kingdom 2.0 France 0.9 Luxembourg 0.8 Ireland 0.7 Italy 0.6 Germany 0.6 Switzerland 0.6 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CHS/Community Health Systems Inc 1.6 Fidelity Private Credit Company LLC 1.3 TransDigm Inc 1.3 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 DISH Network Corp 1.0 Tenet Healthcare Corp 1.0 Mesquite Energy Inc 1.0 Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 0.8 MPT Operating Partnership LP / MPT Finance Corp 0.8 Altice France SA 0.8 10.8